PROVISIONS AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Provision on legal proceedings, current	R$ 1,722,562	R$ 1,031,488	R$ 931,364
NONCURRENT
Provision on legal proceedings, non-current	24,108,078	24,214,938	R$ 23,196,295
Total	25,830,640	25,246,426
Civeis
CURRENT
Provision on legal proceedings, current	1,719,597	1,030,288
NONCURRENT
Provision on legal proceedings, non-current	21,775,547	22,104,428
Total	23,495,144	23,134,716
Labor
CURRENT
Provision on legal proceedings, current	2,965	1,200
NONCURRENT
Provision on legal proceedings, non-current	2,079,618	1,774,297
Total	2,082,583	1,775,497
Tax
NONCURRENT
Provision on legal proceedings, non-current	R$ 252,913	R$ 336,213